CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Net income	$ 582.6	$ 137.4	$ 119.1
Other comprehensive income (loss), net of income taxes
Foreign currency translation adjustments	15.9	(34.5)	1.0
Pension and other post-retirement benefits adjustments	(1.8)	14.6	15.9
Derivatives designated as hedges	(5.6)	13.0	5.6
Other comprehensive income (loss)	8.5	(6.9)	22.5
Comprehensive income	$ 591.1	$ 130.5	$ 141.6